Earnings Per Share Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Net Earnings Per Share
The following table reflects the income and shares data used in the basic earnings per share:

	12/31/2022	12/31/2021	12/31/2020
Net Income attributable to controlling interest	40,766,589	44,554,136	76,900,028
Plus: Potential diluted earnings per common share (1)
Net Income attributable to controlling interest adjusted as per diluted earnings	40,766,589	44,554,136	76,900,028
Weighted average of outstanding common shares for the fiscal year (in thousands)	639,413	639,413	639,413
Weighted average of outstanding common shares for the fiscal year adjusted as per dilution effect (in thousands)	639,413	639,413	639,413
Basic earnings per share (in pesos)	63.7563	69.6797	120.2666

(1)	The Bank does not have any financial instrument that should be considered as dilut ed . Therefore, basic and dilutive earning per share is the same amount.